VIA EDGAR

August 12, 2020

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Copley Fund, Inc. (Registration Nos.: 002-60951 and 811-2815)

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, and Proxy Card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders.

If you have any questions or comments, please contact the undersigned at 212-935-3131. Thank you for your consideration.

Sincerely,

/s/ David Faust

David Faust

Secretary, Copley Fund, Inc.